Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Intangible Assets Other Than Goodwill [Abstract]
Unfavorable lease terms	$ 342	$ 342
Favorable lease terms charter-out	(2,656)	(5,924)
Total	$ (2,314)	$ (5,582)